Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of income tax rates and actual tax charge
Net (loss) income before taxes	$ (382,431)	$ (172,975)	$ 232,666
Net (loss) income not subject to taxes	(351,773)	(416,684)	550,299
Net (loss) income subject to taxes	(30,658)	243,709	(317,633)
At applicable statutory tax rates	(8,987)	57,737	(89,395)
Permanent and currency differences	(172,368)	(104,514)	109,857
Adjustments to valuation allowances and uncertain tax positions	179,675	40,863	1,623
Other	5,970	(425)	804
Tax expense (recovery) related to the current year	$ 4,290	$ (6,340)	$ 22,889